TAXES ON INCOME	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 7:         TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rates:

Generally, income of Israeli companies is subject to corporate tax. The corporate tax rate in Israel, effective as of January 1, 2018, is 23%, compared with 24% in 2017 and 25% in 2016.

2.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the "approved enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10%-25% for a period of several years for the remaining benefit period.

The Company elected 2008 as its "year of election".

The income qualifying for tax benefits under the alternative track is the taxable income of a company that has met certain conditions as determined by the Investment Law ("a beneficiary company"), and which is derived from an industrial enterprise. The Investment Law specifies the types of qualifying income that is entitled to tax benefits under the alternative track with respect of an industrial enterprise, whereby income from an industrial enterprise includes, among others, revenues from the production and development of software products and revenues from industrial research and development activities performed for a foreign resident (and approved by the Head of the Administration of Industrial Research and Development).

The benefit period starts with the first year the beneficiary enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. In respect of expansion programs pursuant to Amendment No. 60 to the Investment Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The respective benefit period has not yet begun However, the benefit period is expected to end on December 31, 2019.

The above benefits are contingent upon the fulfillment of the conditions stipulated by the Investment Law, regulations published there-under and the letters of approval for the investments in the approved enterprises, as above. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 68):

In January 2011, the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011 ("the Amendment") was enacted. The Amendment prescribes, among others, amendments to the Law for the Encouragement of Capital Investments, 1959 ("the Law"). The Amendment became effective as of January 1, 2011. According to the Amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income under its status as a preferred company with a preferred enterprise. Commencing from the 2011 tax year, the Company can elect to apply the Amendment in a certain tax year and from that year and thereafter, it will be subject to the amended tax rates, as detailed below.

As of December 31, 2018, the Company chose not to adopt this amendment, but may elect to do so in the future.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 71):

In August 2013, the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), 2013 which includes Amendment 71 to the Law for the Encouragement of Capital Investments ("the Amendment") was enacted. According to the Amendment, the tax rate on preferred income from a preferred enterprise in 2014 and thereafter will be 16% (in development area A - 9%). As for changes in tax rates resulting from the enactment of Amendment 73 to the Law, see below.

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise's earnings as above will be subject to tax at a rate of 20%.

Amendment to the Law for the Encouragement of Capital Investments, 1959 (Amendment 73):

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("the Amendment") was published. According to the Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

The Amendment also prescribes special tax tracks for technological enterprises, which are subject to rules that are to be issued by the Minister of Finance.

The new tax track under the Amendment, which may be relevant to the Company is as follows:

Technological preferred enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A technological preferred enterprise, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%).

Any dividends distributed to "foreign companies", as defined in the Law, deriving from income from the technological enterprises will be subject to tax at a rate of 4%.

3.
The Law for the Encouragement of Industry (Taxation), 1969:

The Company has the status of an "industrial company", as defined by this law. According to this status and by virtue of regulations published thereunder, the Company is entitled to claim a deduction of accelerated depreciation on equipment used in industrial activities, as determined in the regulations issued under the Inflationary Law. The Company is also entitled to amortize a patent or rights to use a patent or intellectual property that are used in the enterprise's development or advancement, to deduct issuance expenses for shares listed for trading, and to file a consolidated income tax report under certain conditions.

4.	Tax Benefits for Research and Development:

Israeli tax law permits, under some conditions, a tax deduction for expenditures in the year incurred, including capital expenditures, in scientific research and development projects. The deduction is permitted if, among other things, the expenditures are approved by the relevant government ministry and the research and development is for the promotion of the enterprise and is carried out by, or on behalf of, a company seeking the deduction.

The IIA has approved some of the Company's research and development programs and the Company has been able to deduct, for tax purposes, a portion of its research and development expenses net of the grants received. Other research and development expenses that are not approved may be deducted for tax purposes in three equal installments during a three-year period.

5.	Tax assessments:

The Company has received final tax assessments through the tax year of 2014.

b.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

c.	Tax Reform in the U.S:

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018.

At December 31, 2017, the Company re-measured its U.S. deferred tax assets and liabilities, based on the new rates at which they are expected to reverse in the future. The tax benefit recorded in 2017, related to the re-measurement of the deferred tax balance was $52.

d.	Net operating loss carry-forwards:

As of December 31, 2018, the Company, its subsidiaries in Hong Kong and in the U.S had an estimated total amount of available carry-forward tax losses of approximately $28,000, $580, $630, respectively, to offset against future taxable profits. The operating tax loss carry-forwards in Israel may be offset indefinitely against operating income. In addition, as of December 31, 2018, the Company had capital losses in the amount of approximately $473 that can be carried forward indefinitely.

MTS IntegraTRAK, the Company’s U.S. subsidiary, is subject to U.S. income taxes. Total net operating loss carry-forwards of approximately $630 as of December 31, 2018, will expire in the years 2021 to 2028. Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. Such annual limitation may result in the expiration of net operating losses before utilization.

e.	Deferred income taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group's deferred tax liabilities and assets are as follows:

	December 31,
	2018	2017
Deferred tax asset (liability):

Tax loss carry-forwards	$6,681	$5,936
Allowances for doubtful accounts and accruals for employee benefits	74	101
Intangible assets	28	38
Depreciation, accruals for interest and other	533	695

Deferred tax asset before valuation allowance	7,316	6,770
Goodwill	(791)	(785)
Valuation allowance	(6,706)	(6,131)

Deferred tax liability, net	$(181)	$(146)

The Company and certain of its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from tax loss carry-forwards and other temporary differences, since they have a history of losses incurred over the past years. Management currently believes that it is more likely than not that part of the deferred tax relating to the loss carry-forwards in the Company and its subsidiaries and other temporary differences will not be realized in the foreseeable future.

f.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2018	2017	2016

Loss before taxes on income, net, as reported in the statements of operations from continuing operations	$(840)	$(411)	$(881)

Tax rates	23%	24%	25%

Theoretical tax benefit	$(193)	$(99)	$(220)

Decrease in taxes resulting from:

Non– deductible expenses	37	24	57
Loss and timing differences for which no deferred tax was provided	187	50	195
Tax adjustment in respect of different tax rate of subsidiaries	6	12	29
Changes in provision for uncertain tax positions	9	4	2

Taxes on income, net, as reported in the statements of operations	$46	$(9)	$63

g.	Loss before income (expense) taxes is comprised as follows:
	Year ended December 31,
	2018	2017	2016

Domestic	$(803)	$(351)	$(923)
Foreign	(37)	(60)	42

	$(840)	$(411)	$(881)

h.	Taxes on income are comprised as follows:

	Year ended December 31,
	2018	2017	2016

Current	$11	$11	$4
Deferred	35	(20)	59

	$46	$(9)	$63

Foreign	$46	$(12)	$63
Domestic	-	3	-

	$46	$(9)	$63

i.	As of December 31, 2018, the Company recorded a liability for unrecognized tax benefits of $148. A reconciliation of the opening and closing amounts of unrecognized tax benefits is as follows:

	2018	2017

Balance as of beginning of the year	$139	$135
Cumulative translation adjustments and other	9	4

Balance at the end of the year	$148	$139